Dispositions and Assets Held-for-Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Operating Results of Assets held for sale Including in Discontinued Operations

The following operating results for Gramercy Finance and the assets previously sold for the years ended December 31, 2014, 2013 and 2012 are included in discontinued operations for all periods presented:

	Year Ended December 31,
	2014	2013	2012
Operating Results:
Revenues	$368	$33,352	$162,059
Operating expenses	(267)	(4,063)	(54,747)
Marketing, general and administrative (1)	(625)	(6,524)	(18,508)
Interest expense	-	(14,654)	(88,159)
Depreciation and amortization	-	(15)	(967)
Loans held for sale and CMBS OTTI	-	(7,641)	(171,079)
Provision for loan losses	-	-	7,838
Expense reimbursements (2)	-	5,406	-
Equity in net income from joint venture	-	(804)	(5,611)
Net income (loss) from operations	(524)	5,057	(169,174)
Loss on sale of joint venture interests to a director related entity	-	1,317	-
Net gains from disposals	-	389,140	15,967
Provision for taxes	-	(2,515)	-
Net income (loss) from discontinued operations	$(524)	$392,999	$(153,207)
(1)

Accrual for the Transfer Tax Assessments on the Company’s sale of a 45% joint venture interest in the leased fee of the 2 Herald Square property is included in management, general, and administrative in 2013. For more information see Note 15.

(2)

In the first quarter of 2013, the Company received reimbursements for enforcement costs of $5,406 incurred on the behalf of a pari-passu lender for one loan held by the CDOs, which the Company incurred in prior years. The Company fully reserved for these costs when incurred due to the uncertainty of recovery.

Discontinued Operations [Member]
Schedule of Significant Operating and Investing Noncash Items

The table below presents additional relevant information pertaining to results of discontinued operations for the years ended December 31, 2014, 2013 and 2012, including depreciation, amortization, capital expenditures, and significant operating and investing noncash items:

	Year Ended December 31,
	2014	2013	2012
Depreciation expense	$-	$15	$967
Amortization expense	-	(8,505)	(21,387)
Capital expenditures	-	-	-
Significant operating noncash items	-	(382,637)	182,794
Significant investing noncash items	-	-	-
Total	$-	$(391,127)	$162,374

Discontinued Operations [Member] | Discontinued Operations, Disposed of by Sale [Member]
Schedule of Operating Results of Assets held for sale Including in Discontinued Operations

The following operating results for assets previously sold for the three and nine months ended September 30, 2015 and 2014 are included in discontinued operations for all periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Operating Results:
Revenues	$19	$(25)	$(10)	$(62)
Operating expenses	(46)	5	202	(263)
Marketing, general and administrative	(14)	(21)	(175)	(197)
Net income (loss) from discontinued operations	$(41)	$(41)	$17	$(522)